UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21053______

_______BlackRock Virginia Municipal Bond Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Virginia Municipal Bond Trust

_______40 East 52nd Street, New York, NY 10022_______
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___August 31, 2005

Date of reporting period:__May 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (Unaudited)

BlackRock Virginia Municipal Bond Trust (BHV)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—153.5%
		Multi-State—6.9%
Baa1	$1,500 [3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$ 1,713,735

		Virginia—140.8%
NR	1,480	Alexandria Redev. & Hsg. Auth., 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	1,532,584
AAA	1,500 [4]	Arlington Cnty., GO, 5.00%, 2/01/21	02/11 @ 100	1,587,705
A	2,150	Arlington Cnty. Ind. Dev. Auth., Hosp. Fac. Rev., Virginia Hosp. Ctr., Arlington Hlth. Sys. Proj.,
		5.25%, 7/01/31	07/11 @ 101	2,253,587
NR	1,500	Celebrate North Cmnty. Dev. Auth., Spl. Assmt. Rev., Ser. B, 6.75%, 3/01/34	03/14 @ 102	1,557,690
AAA	1,500	Danville Ind. Dev. Auth., Hosp. Rev., Danville Regl. Med. Ctr. Proj., 5.25%, 10/01/28, AMBAC	No Opt. Call	1,720,530
NR	995	Dulles Town Ctr. Cmnty. Dev. Auth., Spl. Assmt. Tax, Dulles Town Ctr. Proj., 6.25%, 3/01/26	03/08 @ 102	1,025,716
AAA	1,205	Fairfax Cnty. Wtr. Auth., Unrefunded, 5.00%, 4/01/27	04/12 @ 100	1,274,095
AA	1,000	Hampton, GO, 5.00%, 4/01/20	04/12 @ 101	1,082,390
A-	1,500	Henrico Cnty. Econ. Dev. Auth., Bon Secours Hlth. Sys. Inc. Proj., Ser. A, 5.60%, 11/15/30	11/12 @ 100	1,588,815
AAA	3,000	Hsg. Dev. Auth., Comnwlth. Mtg. Rev., Ser. H, 5.375%, 7/01/36, MBIA	07/11 @ 100	3,094,650
BBB	1,300	Isle Wight Cnty. Indl. Dev. Auth., Env. Impvt. Rev., Ser. A, 5.70%, 11/01/27	11/13 @ 100	1,354,548
AAA	1,500	Met. Arpts. Auth., Arpt. Sys. Rev., Ser. A, 5.25%, 10/01/32, FGIC	10/12 @ 100	1,575,195
AAA	1,500	Norfolk Arpt. Auth., Ser. A, 5.125%, 7/01/31, FGIC	07/11 @ 100	1,567,155
A	5,000	Pocahontas Pkwy. Assoc., Toll Road Rev., Ser. B, Zero Coupon, 8/15/22, ACA	08/08 @ 45.5	1,869,650
AA+	1,375	Prince William Cnty., COP, 5.00%, 12/01/21	06/12 @ 100	1,466,809
		Res. Auth.,
AA	1,000	Infrastructure Rev., Ser. A, 5.00%, 5/01/22	05/11 @ 101	1,067,680
AA	635	Infrastructure Rev., Ser. A, 5.125%, 5/01/27	05/11 @ 101	676,243
AA	1,500	Wtr. & Swr. Sys. Rev., Frederick Cnty. Sanitation Auth. Proj., 5.20%, 10/01/28	10/10 @ 100	1,589,205
AAA	1,250	Richmond Met. Auth., Expwy. Rev., 5.25%, 7/15/22, FGIC	No Opt. Call	1,453,212
AAA	3,000	Richmond Pub. Util., 5.00%, 1/15/33, FSA	01/12 @ 100	3,137,250
BBB	500	Tobacco Settlement Fin. Co., 5.50%, 6/01/26	06/15 @ 100	498,755
		Virginia Coll. Bldg. Auth., Edl. Facs. Rev., Washington & Lee Univ. Proj., MBIA,
AAA	500	5.25%, 1/01/26	No Opt. Call	587,070
AAA	1,000	5.25%, 1/01/31	No Opt. Call	1,179,360

				34,739,894

		Puerto Rico—5.8%
BBB	1,420	Children’s Trust Fund, Tobacco Settlement Rev., 5.375%, 5/15/33	05/12 @ 100	1,434,087

		Total Investments—153.5% (cost $34,924,8655)		$37,887,716
		Other assets in excess of liabilities—1.3%		318,038
		Preferred shares at redemption value, including dividends payable—(54.8)%		(13,529,664)

		Net Assets Applicable to Common Shareholders—100%		$24,676,090

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2005, the Trust held 6.9% of it nets assets, with a current market value of $1,713,735, in securities restricted as to resale.
[4]	Securities, or a portion thereof, pledged as collateral with a value of $317,541 on 122 short U.S. Treasury Note futures contracts expiring Sept. 2005. The value of such contracts on May 31, 2005 was $13,818,406, with an unrealized loss of $153,112.
[5]	Cost for Federal income purposes is $34,876,863. The net unrealized appreciation on a tax basis is $3,010,853 consisting of $3,010,853 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Company

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Virginia Municipal Bond Trust___

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: __/s/ Robert S. Kapito_____________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 22, 2005

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 22, 2005